Pioneer Core
Equity Fund

Schedule of Investments | March 31, 2019

Ticker Symbols: Class A PIOTX Class C PCOTX Class K PCEKX Class R CERPX Class Y PVFYX

Shares		Value
	UNAFFILIATED ISSUERS - 100.0%
	COMMON STOCKS - 98.5% of Net Assets
	Aerospace & Defense - 4.1%
357,818	Raytheon Co.	$65,151,502
	Total Aerospace & Defense	$65,151,502
	Air Freight & Logistics - 2.7%
239,361	FedEx Corp.	$43,422,479
	Total Air Freight & Logistics	$43,422,479
	Auto Components - 1.2%
236,693	Aptiv Plc	$18,814,726
	Total Auto Components	$18,814,726
	Automobiles - 0.4%
204,821	Harley-Davidson, Inc.	$7,303,917
	Total Automobiles	$7,303,917
	Banks - 4.1%
1,544,817	Bank of America Corp.	$42,621,501
34,367	JPMorgan Chase & Co.	3,478,972
85,699(a)	SVB Financial Group	19,056,030
	Total Banks	$65,156,503
	Beverages - 1.8%
235,166	PepsiCo., Inc.	$28,819,593
	Total Beverages	$28,819,593
	Biotechnology - 0.6%
23,168(a)	Regeneron Pharmaceuticals, Inc.	$9,513,244
	Total Biotechnology	$9,513,244
	Capital Markets - 5.8%
27,090	BlackRock, Inc.	$11,577,453
682,428	Intercontinental Exchange, Inc.	51,960,068
679,782	Morgan Stanley	28,686,800
	Total Capital Markets	$92,224,321
	Chemicals - 0.5%
41,989	Ecolab, Inc.	$7,412,738
	Total Chemicals	$7,412,738
	Consumer Finance - 2.5%
569,155	Discover Financial Services	$40,501,070
	Total Consumer Finance	$40,501,070
	Containers & Packaging - 0.6%
169,048	Ball Corp.	$9,781,117
	Total Containers & Packaging	$9,781,117
	Diversified Telecommunication Services - 2.0%
1,013,892	AT&T, Inc.	$31,795,653
	Total Diversified Telecommunication Services	$31,795,653
	Electric Utilities - 0.4%
83,292	American Electric Power Co., Inc.	$6,975,705
	Total Electric Utilities	$6,975,705
	Electrical Equipment - 1.1%
272,517	Emerson Electric Co.	$18,659,239
	Total Electrical Equipment	$18,659,239
	Electronic Equipment, Instruments & Components - 0.8%
139,882	CDW Corp.	$13,480,428
	Total Electronic Equipment, Instruments & Components	$13,480,428
	Energy Equipment & Services - 1.0%
556,494	Halliburton Co.	$16,305,274
	Total Energy Equipment & Services	$16,305,274
	Entertainment - 1.4%
100,062(a)	Electronic Arts, Inc.	$10,169,301
71,337(a)	Live Nation Entertainment, Inc.	4,532,753
288,674	Viacom, Inc., Class B	8,103,079
	Total Entertainment	$22,805,133
	Equity Real Estate Investment Trusts (REITs) - 2.9%
147,633	Digital Realty Trust, Inc.	$17,568,327
97,790	Liberty Property Trust	4,734,992
326,646	Prologis, Inc.	23,502,180
	Total Equity Real Estate Investment Trusts (REITs)	$45,805,499
	Food & Staples Retailing - 1.6%
67,551	Costco Wholesale Corp.	$16,356,799
162,099	Walgreens Boots Alliance, Inc.	10,256,004
	Total Food & Staples Retailing	$26,612,803
	Health Care Equipment & Supplies - 2.3%
53,579(a)	ABIOMED, Inc.	$15,301,627
299,911(a)	Boston Scientific Corp.	11,510,584
30,534	Cooper Cos., Inc.	9,043,255
	Total Health Care Equipment & Supplies	$35,855,466
	Health Care Providers & Services - 2.0%
59,541	Humana, Inc.	$15,837,906
109,719(a)	Laboratory Corp. of America Holdings	16,784,813
	Total Health Care Providers & Services	$32,622,719
Shares		Value
	Health Care Technology - 0.5%
150,948(a)	Cerner Corp.	$8,635,735
	Total Health Care Technology	$8,635,735
	Household Products - 1.4%
211,424	Procter & Gamble Co.	$21,998,667
	Total Household Products	$21,998,667
	Insurance - 5.6%
295,480	Marsh & McLennan Cos., Inc.	$27,745,572
595,376	Progressive Corp.	42,920,656
199,483	Prudential Financial, Inc.	18,328,498
	Total Insurance	$88,994,726
	Interactive Media & Services - 4.2%
56,356(a)	Alphabet, Inc.	$66,324,813
	Total Interactive Media & Services	$66,324,813
	Internet & Direct Marketing Retail - 6.6%
47,155(a)	Amazon.com, Inc.	$83,971,266
12,376(a)	Booking Holdings, Inc.	21,595,006
	Total Internet & Direct Marketing Retail	$105,566,272
	IT Services - 4.0%
142,849	Accenture Plc	$25,144,281
248,296	Visa, Inc.	38,781,352
	Total IT Services	$63,925,633
	Life Sciences Tools & Services - 0.4%
7,996(a)	Mettler-Toledo International, Inc.	$5,781,108
	Total Life Sciences Tools & Services	$5,781,108
	Machinery - 2.4%
185,817	Stanley Black & Decker, Inc.	$25,302,701
174,627	Xylem, Inc.	13,802,518
	Total Machinery	$39,105,219
	Multiline Retail - 0.7%
88,271	Dollar General Corp.	$10,530,730
	Total Multiline Retail	$10,530,730
	Oil, Gas & Consumable Fuels - 4.7%
414,462	EOG Resources, Inc.	$39,448,493
637,941	TOTAL SA (A.D.R.)	35,501,417
	Total Oil, Gas & Consumable Fuels	$74,949,910
	Pharmaceuticals - 4.8%
159,535	Eli Lilly & Co.	$20,701,262
327,229	Merck & Co., Inc.	27,215,636
170,500	Novo Nordisk AS (A.D.R.)	8,918,855
192,663	Zoetis, Inc.	19,395,384
	Total Pharmaceuticals	$76,231,137
	Road & Rail - 0.8%
111,345	Kansas City Southern	$12,913,793
	Total Road & Rail	$12,913,793
	Semiconductors & Semiconductor Equipment - 2.2%
237,832(a)	Advanced Micro Devices, Inc.	$6,069,473
89,844	Lam Research Corp.	16,082,974
305,253(a)	Micron Technology, Inc.	12,616,107
	Total Semiconductors & Semiconductor Equipment	$34,768,554
	Software - 8.5%
92,646(a)	Adobe, Inc.	$24,689,232
729,297	Microsoft Corp.	86,013,288
157,573(a)	salesforce.com, Inc.	24,954,836
	Total Software	$135,657,356
	Specialty Retail - 3.8%
246,604	Home Depot, Inc.	$47,320,842
238,971	TJX Cos., Inc.	12,715,647
	Total Specialty Retail	$60,036,489
	Technology Hardware, Storage & Peripherals - 6.6%
460,507	Apple, Inc.	$87,473,305
258,194	NetApp, Inc.	17,903,172
	Total Technology Hardware, Storage & Peripherals	$105,376,477
	Textiles, Apparel & Luxury Goods - 0.6%
73,897	PVH Corp.	$9,011,739
	Total Textiles, Apparel & Luxury Goods	$9,011,739
	Trading Companies & Distributors - 0.9%
124,613(a)	United Rentals, Inc.	$14,237,035
	Total Trading Companies & Distributors	$14,237,035
	TOTAL COMMON STOCKS
	(Cost $1,382,169,298)	$1,573,064,522

Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATION - 1.5% of Net Assets
23,860,000(b)	U.S. Treasury Bills, 4/23/19	$23,825,161
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
	(Cost $23,824,787)	$23,825,161
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 100.0%
	(Cost $1,405,994,085)	$1,596,889,683
	OTHER ASSETS AND LIABILITIES - 0.0%	$ 579,352
	NET ASSETS - 100.0%	$1,597,469,035

(A.D.R.)	American Depositary Receipts.
REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of March 31, 2019, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,573,064,522	$–	$–	$1,573,064,522
U.S. Government and Agency Obligation	–	23,825,161	–	23,825,161
Total Investments in Securities	$1,573,064,522	$23,825,161	$–	$1,596,889,683

During the three months ended March 31, 2019, there were no transfers between Levels 1, 2 and 3.